Basis of preparation - Disclosure of principal exchange rates used to translate other currencies (Details)	12 Months Ended
	Dec. 31, 2022 $ / €	Dec. 31, 2022 R$ / € $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 SFr / € $ / €	Dec. 31, 2022 ¥ / € $ / €	Dec. 31, 2022 Kč / € $ / €	Dec. 31, 2022 £ / € $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 zł / € $ / €	Dec. 31, 2022 ¥ / € $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € R$ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 $ / € SFr / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2021 ₺ / € $ / €	Dec. 31, 2021 $ / € Kč / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 zł / € $ / €	Dec. 31, 2021 ¥ / € $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € R$ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € SFr / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2020 ₺ / € $ / €	Dec. 31, 2020 $ / € Kč / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 zł / € $ / €	Dec. 31, 2020 ¥ / € $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 R$ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 ₺ / €	Dec. 31, 2022 Kč / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 zł / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 R$ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 ₺ / €	Dec. 31, 2021 Kč / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 zł / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 R$ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 ₺ / €	Dec. 31, 2020 Kč / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 zł / €	Dec. 31, 2020 ¥ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.054	5.441	1.370	1.005	7.079	24.561	0.853	21.203	4.686	137.931	1.183	6.377	1.483	1.082	7.633	15.100	25.650	0.860	23.989	4.566	129.848	1.139	5.800	1.528	1.070	7.865	9.113	26.437	0.889	24.363	4.442	121.666
Closing foreign exchange rate	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	188.915	5.568	1.444	0.985	7.358	19.953	24.116	0.887	20.856	4.690	140.660	116.360	6.320	1.439	1.033	7.195	15.100	24.858	0.840	23.144	4.599	130.380	103.252	6.393	1.563	1.080	8.023	9.113	26.242	0.899	24.416	4.560	126.490